Segment Information (Details) - Schedule of Long-Lived Assets by Geographic Region - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long-Lived Assets by Geographic Region [Line Items]
Total long-lived assets	$ 3,458,000	$ 13,306,000	$ 22,096,937
United States [Member]
Schedule of Long-Lived Assets by Geographic Region [Line Items]
Total long-lived assets	3,239,000	12,015,000	17,993,006
Israel [Member]
Schedule of Long-Lived Assets by Geographic Region [Line Items]
Total long-lived assets	$ 219,000	$ 1,291,000	$ 4,103,931